General information (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Dec. 23, 2024	Nov. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2024
IfrsStatementLineItems [Line Items]
Percentage of equity interest			64.68%
Amount received from purchaser						$ 10,895
Other income and expenses net			$ (33,511)	$ (110,584)	$ (2,674)
Compania Minera Cerro Colorado SAC [Member]
IfrsStatementLineItems [Line Items]
Recognizing gain on sale	$ 322	$ 4,300
Other income and expenses net	13,278	13,278
Minera Pampade Cobre S A C [Member]
IfrsStatementLineItems [Line Items]
Recognizing gain on sale	$ 8,806	$ 251
BRL [Member]
IfrsStatementLineItems [Line Items]
Amount received from purchaser						$ 60,565